UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: February 28, 2019

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2019

MFS® Global Real Estate Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

GRE-SEM

MFS® Global Real Estate Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Simon Property Group, Inc., REIT	4.9%
Public Storage, Inc., REIT	4.4%
Link REIT	3.8%
Unibail-Rodamco, REIT	3.8%
AvalonBay Communities, Inc., REIT	3.0%
Mid-America Apartment Communities, Inc., REIT	3.0%
Hang Lung Properties Ltd.	2.8%
Alexandria Real Estate Equities, Inc., REIT	2.8%
Welltower, Inc., REIT	2.7%
Boardwalk REIT	2.5%

GICS equity sectors
Real Estate	95.9%
Consumer Discretionary	0.3%

Issuer country weightings (x)
United States	56.3%
Hong Kong	8.1%
United Kingdom	7.0%
Japan	6.3%
Australia	4.2%
France	3.8%
Singapore	3.0%
Germany	2.9%
Belgium	2.8%
Other Countries	5.6%

Currency exposure weightings (y)
United States Dollar	56.3%
Euro	10.0%
Hong Kong Dollar	8.1%
British Pound Sterling	7.0%
Japanese Yen	6.3%
Australian Dollar	4.2%
Singapore Dollar	3.0%
Canadian Dollar	2.5%
Norwegian Krone	1.3%
Other Currencies	1.3%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	1.30%	$1,000.00	$1,027.15	$6.53
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
B	Actual	2.05%	$1,000.00	$1,023.73	$10.29
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
C	Actual	2.05%	$1,000.00	$1,023.41	$10.28
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
I	Actual	1.05%	$1,000.00	$1,028.83	$5.28
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R1	Actual	2.06%	$1,000.00	$1,023.54	$10.34
	Hypothetical (h)	2.06%	$1,000.00	$1,014.58	$10.29
R2	Actual	1.55%	$1,000.00	$1,026.00	$7.79
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
R3	Actual	1.30%	$1,000.00	$1,026.82	$6.53
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R4	Actual	1.05%	$1,000.00	$1,027.65	$5.28
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R6	Actual	0.95%	$1,000.00	$1,029.34	$4.78
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.26%, $6.33, and $6.31 for Class A, 2.01%, $10.09, and $10.04 for Class B, 2.01%, $10.08, and $10.04 for Class C, 1.01%, $5.08, and $5.06 for Class I, 2.02%, $10.13, and $10.09 for Class R1, 1.51%, $7.59, and $7.55 for R2, 1.26%, $6.33, and $6.31 for R3, 1.01%, $5.08, and $5.06 for R4, and 0.91%, $4.58, and $4.56 for R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.2%

Issuer	Shares/Par	Value ($)
Airlines - 1.4%
Shurgard Self Storage SA (a)	711,640	$22,081,918

Business Services - 2.3%
Equinix, Inc., REIT	82,210	$34,815,935

Construction - 1.0%
Daito Trust Construction Co., Ltd.	83,000	$11,493,339
Toll Brothers, Inc.	112,713	4,012,583

		$15,505,922
Real Estate - 90.3%
Advance Residence Investment Corp., REIT	10,859	$30,200,422
Alexandria Real Estate Equities, Inc., REIT	316,311	42,983,502
American Homes 4 Rent, “A”, REIT	1,340,434	29,275,079
Ascendas India Trust, REIT	25,993,200	21,725,086
Atrium European Real Estate Ltd.	1,805,729	6,962,807
AvalonBay Communities, Inc., REIT	240,612	46,830,314
Big Yellow Group PLC, REIT	1,690,173	21,980,461
Boardwalk REIT	1,257,109	39,329,137
Boston Properties, Inc., REIT	274,655	36,443,972
Brixmor Property Group Inc., REIT	2,148,083	37,505,529
Central Pattana PLC, “A”	1,524,900	3,653,469
Corporate Office Properties Trust, REIT	349,079	9,072,563
Derwent London PLC, REIT	537,296	23,274,900
Entra ASA	1,461,789	20,500,392
Equity Lifestyle Properties, Inc., REIT	294,187	31,960,476
Farmland Partners, Inc., REIT	401,228	2,062,312
Fortune REIT	17,931,000	22,111,797
Goodman Group, REIT	3,759,973	34,139,359
Grainger PLC	4,540,552	14,875,228
Grand City Properties S.A.	981,414	23,107,591
Hang Lung Properties Ltd.	18,502,256	43,699,714
Industrial Logistics Properties Trust, REIT	705,940	14,725,908
Japan Logistics Fund, Inc., REIT	12,327	24,683,859
Kenedix Office Investment Corp., REIT	4,551	30,335,917
LEG Immobilien AG	200,794	22,419,058
Link REIT	5,231,905	59,152,402
LondonMetric Property PLC, REIT	6,298,141	16,080,559
Mapletree Logistics Trust, REIT	24,816,693	25,330,648
Medical Properties Trust, Inc., REIT	2,011,815	36,675,387
Mid-America Apartment Communities, Inc., REIT	448,152	46,419,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
National Storage, REIT	24,721,941	$30,864,262
Prologis Property Mexico S.A. de C.V., REIT	8,560,651	15,712,627
Prologis, Inc., REIT	501,955	35,166,967
Public Storage, Inc., REIT	318,031	67,260,376
Rexford Industrial Realty, Inc., REIT	446,743	15,314,350
RPT Realty, REIT	1,155,654	14,653,693
Shaftesbury PLC, REIT	1,985,367	23,186,126
Simon Property Group, Inc., REIT	420,266	76,135,389
STAG Industrial, Inc., REIT	902,809	24,989,753
STORE Capital Corp., REIT	1,202,096	39,032,057
Sun Communities, Inc., REIT	286,232	32,507,368
Unibail-Rodamco-Westfield, REIT	361,265	58,350,733
Unite Group PLC, REIT	672,468	8,165,598
Urban Edge Properties, REIT	1,563,169	30,356,742
VICI Properties, Inc., REIT	1,012,481	21,575,970
W.P. Carey, Inc., REIT	288,211	21,290,147
Warehouses De Pauw S.C.A.	144,301	21,271,907
Welltower, Inc., REIT	562,262	41,781,689

		$1,395,133,186
Telecommunications - Wireless - 1.2%
American Tower Corp., REIT	100,383	$17,682,465
Total Common Stocks (Identified Cost, $1,311,149,517)		$1,485,219,426

Investment Companies (h) - 2.7%
Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $41,949,595)	41,953,818	$41,953,818

Other Assets, Less Liabilities - 1.1%		17,624,568
Net Assets - 100.0%		$1,544,797,812

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $41,953,818 and $1,485,219,426, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,311,149,517)	$1,485,219,426
Investments in affiliated issuers, at value (identified cost, $41,949,595)	41,953,818
Receivables for
Fund shares sold	18,910,993
Dividends	2,714,672
Other assets	5,520
Total assets	$1,548,804,429

Liabilities
Payables for
Investments purchased	$368,040
Fund shares reacquired	2,990,516
Payable to affiliates
Investment adviser	71,813
Shareholder servicing costs	489,881
Distribution and service fees	1,613
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	84,741
Total liabilities	$4,006,617
Net assets	$1,544,797,812

Net assets consist of
Paid-in capital	$1,395,370,522
Total distributable earnings (loss)	149,427,290
Net assets	$1,544,797,812
Shares of beneficial interest outstanding	95,113,465

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$70,035,264	4,327,666	$16.18
Class B	1,066,043	65,275	16.33
Class C	9,170,284	562,084	16.31
Class I	675,690,764	41,646,947	16.22
Class R1	234,203	14,445	16.21
Class R2	1,934,206	118,882	16.27
Class R3	2,602,519	160,119	16.25
Class R4	3,277,469	202,002	16.22
Class R6	780,787,060	48,016,045	16.26

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.17 [100 / 94.25 x $16.18]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$20,832,792
Dividends from affiliated issuers	951,571
Other	67,884
Foreign taxes withheld	(597,948)
Total investment income	$21,254,299
Expenses
Management fee	$5,922,364
Distribution and service fees	137,790
Shareholder servicing costs	670,266
Administrative services fee	96,438
Independent Trustees’ compensation	7,828
Custodian fee	80,355
Shareholder communications	16,182
Audit and tax fees	31,031
Legal fees	8,774
Miscellaneous	155,784
Total expenses	$7,126,812
Reduction of expenses by investment adviser and distributor	(68,504)
Net expenses	$7,058,308
Net investment income (loss)	$14,195,991

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,935,098)
Affiliated issuers	(1,411,751)
Foreign currency	(21,193)
Net realized gain (loss)	$(5,368,042)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$33,279,445
Affiliated issuers	688,159
Translation of assets and liabilities in foreign currencies	(4,332)
Net unrealized gain (loss)	$33,963,272
Net realized and unrealized gain (loss)	$28,595,230
Change in net assets from operations	$42,791,221

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$14,195,991	$24,155,986
Net realized gain (loss)	(5,368,042)	7,635,528
Net unrealized gain (loss)	33,963,272	42,363,997
Change in net assets from operations	$42,791,221	$74,155,511
Total distributions to shareholders (a)	$(40,339,600)	$(31,228,324)
Change in net assets from fund share transactions	$159,355,100	$677,691,095
Total change in net assets	$161,806,721	$720,618,282

Net assets
At beginning of period	1,382,991,091	662,372,809
At end of period (b)	$1,544,797,812	$1,382,991,091

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income and from net realized gain were $17,500,010 and $13,728,314, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $22,839,291.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$16.19		$15.73	$16.72		$14.84	$16.36		$14.72	$15.12

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.41	$0.38	(c)	$0.31	$0.13		$0.22	$0.26
Net realized and unrealized gain (loss)	0.26		0.69	0.04	(g)	2.41	(1.41)		2.08	0.33
Total from investment operations	$0.40		$1.10	$0.42		$2.72	$(1.28)		$2.30	$0.59

Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.35)	$(0.59)		$(0.25)	$(0.08)		$(0.41)	$(0.38)
From net realized gain	(0.08)		(0.29)	(0.82)		(0.59)	(0.16)		(0.25)	(0.61)
Total distributions declared to shareholders	$(0.41)		$(0.64)	$(1.41)		$(0.84)	$(0.24)		$(0.66)	$(0.99)
Net asset value, end of period (x)	$16.18		$16.19	$15.73		$16.72	$14.84		$16.36	$14.72
Total return (%) (r)(s)(t)(x)	2.71	(n)	7.19	3.32	(c)	19.14	(7.94	)(n)	15.83	4.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.40	1.43	(c)	1.42	1.26	(a)	1.25	1.22
Expenses after expense reductions (f)	1.30	(a)	1.35	1.35	(c)	1.33	1.24	(a)	1.25	1.22
Net investment income (loss)	1.78	(a)	2.65	2.49	(c)	1.97	1.69	(a)	1.37	1.74
Portfolio turnover	22	(n)	20	29		53	14	(n)	37	30
Net assets at end of period (000 omitted)	$70,035		$67,838	$35,503		$15,981	$3,529		$962	$291

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B (y)			8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$16.26		$16.33	$18.56		$17.11	$19.09		$18.39

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.29	$0.27	(c)	$0.23	$0.09		$(0.01	)(w)
Net realized and unrealized gain (loss)	0.30		0.70	(0.03	)(g)	2.70 (g)	(1.65	)(g)	0.71	(g)
Total from investment operations	$0.36		$0.99	$0.24		$2.93	$(1.56)		$0.70

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.52)	$(0.97)		$(0.39)	$(0.13)		$—
From net realized gain	(0.08)		(0.54)	(1.50)		(1.09)	(0.29)		—
Total distributions declared to shareholders	$(0.29)		$(1.06)	$(2.47)		$(1.48)	$(0.42)		$—
Net asset value, end of period (x)	$16.33		$16.26	$16.33		$18.56	$17.11		$19.09
Total return (%) (r)(s)(t)(x)	2.37	(n)	6.31	2.58	(c)	18.25	(8.31	)(n)	3.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.15	2.18	(c)	2.16	2.01	(a)	2.07	(a)
Expenses after expense reductions (f)	2.05	(a)	2.10	2.09	(c)	2.07	2.00	(a)	2.06	(a)
Net investment income (loss)	1.03	(a)	1.85	1.63	(c)	1.31	0.97	(a)	(0.14	)(a)
Portfolio turnover	22	(n)	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$1,066		$1,085	$1,098		$1,116	$676		$317

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class C (y)			8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$16.26		$16.39	$18.69		$17.21	$19.23		$18.52

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.30	$0.27	(c)	$0.21	$0.08		$(0.00	)(w)
Net realized and unrealized gain (loss)	0.29		0.69	(0.04	)(g)	2.75 (g)	(1.68	)(g)	0.71	(g)
Total from investment operations	$0.35		$0.99	$0.23		$2.96	$(1.60)		$0.71

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.58)	$(1.02)		$(0.38)	$(0.13)		$—
From net realized gain	(0.08)		(0.54)	(1.51)		(1.10)	(0.29)		—
Total distributions declared to shareholders	$(0.30)		$(1.12)	$(2.53)		$(1.48)	$(0.42)		$—
Net asset value, end of period (x)	$16.31		$16.26	$16.39		$18.69	$17.21		$19.23
Total return (%) (r)(s)(t)(x)	2.34	(n)	6.36	2.56	(c)	18.32	(8.41	)(n)	3.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.15	2.18	(c)	2.17	2.01	(a)	2.07	(a)
Expenses after expense reductions (f)	2.05	(a)	2.10	2.10	(c)	2.08	2.00	(a)	2.06	(a)
Net investment income (loss)	1.01	(a)	1.88	1.64	(c)	1.19	0.89	(a)	(0.10	)(a)
Portfolio turnover	22	(n)	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$9,170		$7,868	$6,483		$2,676	$836		$330

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$16.26		$15.78	$16.76		$14.86	$16.38		$14.73	$15.13

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.45	$0.41	(c)	$0.32	$0.16		$0.27	$0.30
Net realized and unrealized gain (loss)	0.26		0.69	0.05	(g)	2.44	(1.44)		2.08	0.33
Total from investment operations	$0.42		$1.14	$0.46		$2.76	$(1.28)		$2.35	$0.63

Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.37)	$(0.62)		$(0.27)	$(0.08)		$(0.45)	$(0.42)
From net realized gain	(0.08)		(0.29)	(0.82)		(0.59)	(0.16)		(0.25)	(0.61)
Total distributions declared to shareholders	$(0.46)		$(0.66)	$(1.44)		$(0.86)	$(0.24)		$(0.70)	$(1.03)
Net asset value, end of period (x)	$16.22		$16.26	$15.78		$16.76	$14.86		$16.38	$14.73
Total return (%) (r)(s)(t)(x)	2.82	(n)	7.47	3.58	(c)	19.38	(7.93	)(n)	16.17	4.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.18	1.18	(c)	1.17	1.00	(a)	1.00	0.97
Expenses after expense reductions (f)	1.05	(a)	1.10	1.10	(c)	1.09	1.00	(a)	1.00	0.97
Net investment income (loss)	2.03	(a)	2.90	2.65	(c)	1.99	2.05	(a)	1.67	1.99
Portfolio turnover	22	(n)	20	29		53	14	(n)	37	30
Net assets at end of period (000 omitted)	$675,691		$607,638	$121,357		$41,108	$1,248		$477	$122

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R1 (y)			8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$16.26		$16.33	$18.53		$16.97	$18.92		$18.22

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.27	$0.26	(c)	$0.23	$0.09		$0.01
Net realized and unrealized gain (loss)	0.26		0.73	(0.02	)(g)	2.69 (g)	(1.64	)(g)	0.69	(g)
Total from investment operations	$0.34		$1.00	$0.24		$2.92	$(1.55)		$0.70

Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.53)	$(0.95)		$(0.28)	$(0.11)		$—
From net realized gain	(0.08)		(0.54)	(1.49)		(1.08)	(0.29)		—
Total distributions declared to shareholders	$(0.39)		$(1.07)	$(2.44)		$(1.36)	$(0.40)		$—
Net asset value, end of period (x)	$16.21		$16.26	$16.33		$18.53	$16.97		$18.92
Total return (%) (r)(s)(t)(x)	2.35	(n)	6.35	2.51	(c)	18.32	(8.31	)(n)	3.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.16	2.18	(c)	2.15	2.01	(a)	2.06	(a)
Expenses after expense reductions (f)	2.06	(a)	2.10	2.09	(c)	2.07	2.00	(a)	2.06	(a)
Net investment income (loss)	1.20	(a)	1.73	1.61	(c)	1.32	0.99	(a)	0.28	(a)
Portfolio turnover	22	(n)	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$234		$168	$78		$67	$105		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2 (y)			8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$16.26		$16.35	$18.62		$17.05	$18.98		$18.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.38	$0.36	(c)	$0.31	$0.14		$0.03
Net realized and unrealized gain (loss)	0.30		0.70	(0.04	)(g)	2.73 (g)	(1.66	)(g)	0.68	(g)
Total from investment operations	$0.39		$1.08	$0.32		$3.04	$(1.52)		$0.71

Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.63)	$(1.10)		$(0.38)	$(0.12)		$—
From net realized gain	(0.08)		(0.54)	(1.49)		(1.09)	(0.29)		—
Total distributions declared to shareholders	$(0.38)		$(1.17)	$(2.59)		$(1.47)	$(0.41)		$—
Net asset value, end of period (x)	$16.27		$16.26	$16.35		$18.62	$17.05		$18.98
Total return (%) (r)(s)(t)(x)	2.60	(n)	6.92	3.10	(c)	18.92	(8.15	)(n)	3.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.65	1.68	(c)	1.65	1.51	(a)	1.56	(a)
Expenses after expense reductions (f)	1.55	(a)	1.60	1.60	(c)	1.57	1.50	(a)	1.56	(a)
Net investment income (loss)	1.51	(a)	2.39	2.23	(c)	1.77	1.53	(a)	0.78	(a)
Portfolio turnover	22	(n)	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$1,934		$1,699	$1,268		$84	$95		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R3 (y)			8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$16.26		$16.33	$18.57		$17.02	$18.91		$18.20

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.43	$0.41	(c)	$0.34	$0.17		$0.04
Net realized and unrealized gain (loss)	0.29		0.70	(0.07	)(g)	2.72 (g)	(1.64	)(g)	0.67	(g)
Total from investment operations	$0.40		$1.13	$0.34		$3.06	$(1.47)		$0.71

Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.67)	$(1.10)		$(0.43)	$(0.13)		$—
From net realized gain	(0.08)		(0.53)	(1.48)		(1.08)	(0.29)		—
Total distributions declared to shareholders	$(0.41)		$(1.20)	$(2.58)		$(1.51)	$(0.42)		$—
Net asset value, end of period (x)	$16.25		$16.26	$16.33		$18.57	$17.02		$18.91
Total return (%) (r)(s)(t)(x)	2.68	(n)	7.30	3.24	(c)	19.18	(7.92	)(n)	3.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.40	1.43	(c)	1.41	1.26	(a)	1.31	(a)
Expenses after expense reductions (f)	1.30	(a)	1.35	1.35	(c)	1.33	1.25	(a)	1.31	(a)
Net investment income (loss)	1.79	(a)	2.73	2.52	(c)	1.89	1.78	(a)	1.03	(a)
Portfolio turnover	22	(n)	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$2,603		$2,519	$509		$226	$96		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4 (y)			8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$16.26		$16.32	$18.53		$17.01	$18.90		$18.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.47	$0.42	(c)	$0.39	$0.19		$0.05
Net realized and unrealized gain (loss)	0.29		0.68	(0.02	)(g)	2.70 (g)	(1.65	)(g)	0.68	(g)
Total from investment operations	$0.41		$1.15	$0.40		$3.09	$(1.46)		$0.73

Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.68)	$(1.13)		$(0.49)	$(0.14)		$—
From net realized gain	(0.08)		(0.53)	(1.48)		(1.08)	(0.29)		—
Total distributions declared to shareholders	$(0.45)		$(1.21)	$(2.61)		$(1.57)	$(0.43)		$—
Net asset value, end of period (x)	$16.22		$16.26	$16.32		$18.53	$17.01		$18.90
Total return (%) (r)(s)(t)(x)	2.76	(n)	7.48	3.54	(c)	19.47	(7.87	)(n)	4.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.16	1.18	(c)	1.16	1.01	(a)	1.06	(a)
Expenses after expense reductions (f)	1.05	(a)	1.10	1.09	(c)	1.08	1.00	(a)	1.06	(a)
Net investment income (loss)	2.02	(a)	3.02	2.63	(c)	2.14	2.03	(a)	1.28	(a)
Portfolio turnover	22	(n)	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$3,277		$3,141	$1,296		$763	$96		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15	2/28/14
	(unaudited)
Net asset value, beginning of period	$16.29		$15.81	$16.78		$14.86	$16.38		$14.73	$15.13

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.46	$0.41	(c)	$0.37	$0.16		$0.29	$0.29
Net realized and unrealized gain (loss)	0.27		0.69	0.06	(g)	2.41	(1.44)		2.06	0.34
Total from investment operations	$0.44		$1.15	$0.47		$2.78	$(1.28)		$2.35	$0.63

Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.38)	$(0.62)		$(0.27)	$(0.08)		$(0.45)	$(0.42)
From net realized gain	(0.08)		(0.29)	(0.82)		(0.59)	(0.16)		(0.25)	(0.61)
Total distributions declared to shareholders	$(0.47)		$(0.67)	$(1.44)		$(0.86)	$(0.24)		$(0.70)	$(1.03)
Net asset value, end of period (x)	$16.26		$16.29	$15.81		$16.78	$14.86		$16.38	$14.73
Total return (%) (r)(s)(t)(x)	2.93	(n)	7.51	3.68	(c)	19.54	(7.93	)(n)	16.17	4.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.07	1.11	(c)	1.10	1.00	(a)	0.99	0.97
Expenses after expense reductions (f)	0.95	(a)	1.01	1.02	(c)	1.03	0.99	(a)	0.99	0.97
Net investment income (loss)	2.12	(a)	2.95	2.68	(c)	2.39	2.04	(a)	1.81	1.94
Portfolio turnover	22	(n)	20	29		53	14	(n)	37	30
Net assets at end of period (000 omitted)	$780,787		$691,035	$494,781		$464,282	$438,517		$450,828	$409,923

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(i)	For the period from the class inception December 19, 2014 (Class B, Class C, Class R1, Class R2, Class R3, and Class R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(y)

Per share amounts have been restated on a retroactive basis to reflect a reverse stock split completed at the ratios noted below after the close of business on November 2, 2018. See Note 8 in the Notes to Financial Statements for additional information.

Class B 1 : 0.5437
Class C 1 : 0.5399
Class R1 1 : 0.5487
Class R2 1 : 0.5473
Class R3 1 : 0.5493
Class R4 1 : 0.5504
(z)	For the period March 1, 2015 through August 31, 2015. On March 1, 2015, the fund changed its fiscal year-end from February 28 to August 31.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) – continued

Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

Notes to Financial Statements (unaudited) – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$810,530,110	$—	$—	$810,530,110
Hong Kong	124,963,913	—	—	124,963,913
United Kingdom	107,562,872	—	—	107,562,872
Japan	96,713,537	—	—	96,713,537
Australia	65,003,622	—	—	65,003,622
France	58,350,733	—	—	58,350,733
Singapore	47,055,734	—	—	47,055,734
Germany	45,526,649	—	—	45,526,649
Belgium	43,353,825	—	—	43,353,825
Other Countries	82,504,962	3,653,469	—	86,158,431
Mutual Funds	41,953,818	—	—	41,953,818
Total	$1,523,519,775	$3,653,469	$—	$1,527,173,244

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended

8/31/18
Ordinary income (including any short-term capital gains)	$21,722,238
Long-term capital gains	9,506,086

Total distributions	$31,228,324

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$1,376,395,150
Gross appreciation	180,993,715

Gross depreciation	(30,215,621)
Net unrealized appreciation (depreciation)	$150,778,094

As of 8/31/18

Undistributed ordinary income	25,131,846
Undistributed long-term capital gain	5,042,427
Other temporary differences	(9,094)
Net unrealized appreciation (depreciation)	116,810,490

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$1,434,284	$1,464,004	$362,759	$1,236,203
Class B	13,433	34,679	5,430	35,994
Class C	117,901	266,266	44,092	249,534
Class I	14,988,272	3,224,078	3,338,101	2,542,638
Class R1	7,020	2,647	1,878	2,669
Class R2	32,793	59,568	9,185	50,420
Class R3	51,127	95,837	13,162	76,060
Class R4	73,448	60,867	16,667	47,568
Class R6	16,283,797	12,292,064	3,546,251	9,487,228
Total	$33,002,075	$17,500,010	$7,337,525	$13,728,314

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $68,367, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.85% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.05%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2019. For the six months ended February 28, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,156 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$83,536
Class B	0.75%	0.25%	1.00%	1.00%	5,103
Class C	0.75%	0.25%	1.00%	1.00%	40,656
Class R1	0.75%	0.25%	1.00%	1.00%	1,076
Class R2	0.25%	0.25%	0.50%	0.50%	4,370
Class R3	—	0.25%	0.25%	0.25%	3,049
Total Distribution and Service Fees					$137,790

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $119 and $18 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$302
Class B	455
Class C	1,150

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $12,093, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $371,913.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the period from September 1, 2018 through December 31, 2018, these costs for the fund amounted to $286,260 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective January 1, 2019, the fund no longer participates in this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $1,162 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On December 14, 2018, MFS purchased 3,603 and 3,619 shares each of Class R3 and Class R4, respectively, for an aggregate amount of $113,925.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $479,290. The sales transactions resulted in net realized gains (losses) of $8,685.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $66,560, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $418,665,001 and $307,775,947, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares (a)	Amount	Shares (a)	Amount
Shares sold
Class A	772,522	$12,066,200	3,326,119	$51,616,599
Class B	2,658	41,825	7,292	113,363
Class C	126,127	1,970,844	192,704	3,076,186
Class I	8,386,145	132,155,042	32,869,828	523,533,846
Class R1	12,763	202,158	5,908	93,602
Class R2	26,696	416,420	45,598	721,123
Class R3	38,870	612,333	276,263	4,390,589
Class R4	50,092	747,349	217,575	3,373,571
Class R6	8,980,016	141,145,516	14,439,463	219,685,360
	18,395,889	$289,357,687	51,380,750	$806,604,239

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares (a)	Amount	Shares (a)	Amount

Shares issued to shareholders in reinvestment of distributions
Class A	73,952	$1,107,796	106,997	$1,655,243
Class B	1,246	18,863	4,526	70,667
Class C	10,511	158,932	32,320	504,645
Class I	1,216,872	18,265,246	367,086	5,689,837
Class R1	592	8,898	340	5,316
Class R2	2,786	41,978	7,065	109,988
Class R3	4,272	64,289	11,069	171,897
Class R4	6,000	90,115	6,988	108,435
Class R6	1,277,293	19,210,481	1,381,474	21,454,292
	2,593,524	$38,966,598	1,917,865	$29,770,320

Shares reacquired
Class A	(709,683)	$(10,994,797)	(1,499,265)	$(23,167,240)
Class B	(5,366)	(84,112)	(12,346)	(190,552)
Class C	(58,355)	(912,128)	(136,871)	(2,146,914)
Class I	(5,337,593)	(82,955,865)	(3,547,839)	(54,660,141)
Class R1	(9,229)	(133,630)	(717)	(11,421)
Class R2	(15,117)	(239,344)	(25,678)	(404,723)
Class R3	(37,958)	(599,906)	(163,544)	(2,602,427)
Class R4	(47,345)	(713,314)	(110,734)	(1,724,266)
Class R6	(4,658,354)	(72,336,089)	(4,705,621)	(73,775,780)
	(10,879,000)	$(168,969,185)	(10,202,615)	$(158,683,464)

Net change
Class A	136,791	$2,179,199	1,933,851	$30,104,602
Class B	(1,462)	(23,424)	(528)	(6,522)
Class C	78,283	1,217,648	88,153	1,433,917
Class I	4,265,424	67,464,423	29,689,075	474,563,542
Class R1	4,126	77,426	5,531	87,497
Class R2	14,365	219,054	26,985	426,388
Class R3	5,184	76,716	123,789	1,960,059
Class R4	8,747	124,150	113,829	1,757,740
Class R6	5,598,955	88,019,908	11,115,316	167,363,872
	10,110,413	$159,355,100	43,096,000	$677,691,095

(a)

The share amounts for Classes B, C, R1, R2, R3, and R4 have been retroactively adjusted to reflect a reverse stock split completed after the close of business on November 2, 2018. See Note 8 for additional information.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 12%, 10%, 6%, 4%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $3,502 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Gateway Lifestyle Stapled Security		16,262,963	—	(16,262,963)	—
MFS Institutional Money Market Portfolio		30,223,809	278,988,007	(267,257,998)	41,953,818

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
Gateway Lifestyle Stapled Security	$(1,416,160)	$687,185	$—	$569,735	$—
MFS Institutional Money Market Portfolio	4,409	974	—	381,836	41,953,818
	$(1,411,751)	$688,159	$—	$951,571	$41,953,818

(8) Reverse Stock Split

On September 13, 2018, the fund’s Board of Trustees approved reverse stock splits of the issued and outstanding Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares of the fund (the “Reverse Stock Split”). The Reverse Stock Split was completed after the close of business on November 2, 2018 based on the following ratios:

Class Reverse Stock Split Ratio (Old to New)

Class B 1 : 0.5437

Class C 1 : 0.5399

Class R1 1 : 0.5487

Class R2 1 : 0.5473

Class R3 1 : 0.5493

Class R4 1 : 0.5504

The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share of each affected class of the fund by the corresponding ratios noted above, resulting in no effect on the net assets of each affected class or the value of each affected shareholder’s investment. Capital share activity referenced in Note 5 above and per share data in the Financial Highlights tables have been restated to reflect the Reverse Stock Split.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for the applicable series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.